UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one):  [ ] a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:        Greenhaven Associates, Inc.
             Three Manhattanville Road
             Purchase, NY 10577

Form 13F File Number:  28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Chris A. Wachenheim
Title:       Executive Vice President
Phone:       914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim            Purchase, NY             May 5, 2009
------------------------         ------------------        ---------------
       [Signature]                  [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number                Name

----------------------------        --------------------------------------------
[Repeat as necessary.]

                          Greenhaven Associates, Inc.
                        13F Period Ending March 31, 2009


              COL 1                   COL 2      COL 3     COL 4        COL 5              COL 6                     COL 7
                                    TITLE OF               VALUE      PRINCIPAL                   SHARED
             SECURITY                 CLASS      CUSIP     ($000)      AMOUNT        SOLE          OTHER        SOLE        NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company (MMM)                     COMMON    88579Y101  148,133     2,979,338      604,650     2,374,688     604,650   2,374,688
Agilent  Technologies, Inc. (A)      COMMON    00846U101   60,785     3,954,800    1,085,000     2,869,800   1,085,000   2,869,800
Air Products & Chemicals (APD)       COMMON    009158106   53,114       944,248       76,500       867,748      76,500     867,748
Baker Hughes Inc. (BHI)              COMMON    057224107   40,907     1,432,822      165,500     1,267,322     165,500   1,267,322
Boeing Company (BA)                  COMMON    097023105   63,060     1,772,343      302,500     1,469,843     302,500   1,469,843
Burlington Northern Santa Fe (BNI)   COMMON    12189T104   30,401       505,415                    505,415                 505,415
Citigroup Inc. (C)                   COMMON    172967101    6,413     2,534,792      585,000     1,949,792     585,000   1,949,792
CSX Corp (CSX)                       COMMON    126408103   12,969       501,700                    501,700                 501,700
Devon Energy Corp (DVN)              COMMON    25179M103   61,286     1,371,358      241,500     1,129,858     241,500   1,129,858
EQT Corporation (EQT)                COMMON    26884L109   53,353     1,702,951      362,500     1,340,451     362,500   1,340,451
FedEx Corp (FDX)                     COMMON    31428X106  116,619     2,621,247      544,600     2,076,647     544,600   2,076,647
Hartford Financial (HIG)             COMMON    416515104   16,725     2,130,552      798,250     1,332,302     798,250   1,332,302
Honda Motors (HMC)                   COMMON    438128308   17,093       721,230                    721,230                 721,230
Hugoton Royalty Tr (HGT)             COMMON    444717102    2,094       219,000      200,000        19,000     200,000      19,000
Norfolk Southern Corp (NSC)          COMMON    655844108   18,017       533,850                    533,850                 533,850
Plains All Amer Pipeline LP (PAA)    COMMON    726503105    5,146       140,000       20,000       120,000      20,000     120,000
RHJ International (RHJIF)            COMMON    749561205    5,826     1,632,025    1,198,900       433,125   1,198,900     433,125
Rockwell Collins, Inc. (COL)         COMMON    774341101   30,490       934,143       95,000       839,143      95,000     839,143
Smurfit Stone (SSCC)                 COMMON    832727101      135     3,385,000    2,455,000       930,000   2,455,000     930,000
Spirit Aerosystems (SPR)             COMMON    848574109      499        50,000       50,000                    50,000
Toyota Motor Corp [TM]               COMMON    892331307   57,651       910,760      106,975       803,785     106,975     803,785
Union Pacific Corp (UNP)             COMMON    907818108   97,754     2,377,871      312,900     2,064,971     312,900   2,064,971
Williams Companies (WMB)             COMMON    969457100   17,100     1,502,625      100,000     1,402,625     100,000   1,402,625
Xerox Corp (XRX)                     COMMON    984121103   15,620     3,432,958      417,500     3,015,458     417,500   3,015,458